Goodwill and other intangible assets (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Other Intangible Assets
Following is a summary of our goodwill and other intangible assets for our two reportable segments, PBM and Other Business Operations.

	September 30, 2017			December 31, 2016
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM	$29,434.4	$(107.0)	$29,327.4	$29,287.2	$(106.8)	$29,180.4
Other Business Operations	97.4	—	97.4	97.4	—	97.4
	$29,531.8	$(107.0)	$29,424.8	$29,384.6	$(106.8)	$29,277.8
Other intangible assets
PBM
Customer contracts(1)(2)	$17,579.0	$(10,022.8)	$7,556.2	$17,570.5	$(9,083.4)	$8,487.1
Trade names(1)	232.5	(123.0)	109.5	226.6	(105.9)	120.7
Miscellaneous(1)(2)	8.8	(0.7)	8.1	8.7	(8.2)	0.5
	17,820.3	(10,146.5)	7,673.8	17,805.8	(9,197.5)	8,608.3
Other Business Operations
Customer relationships	39.6	(31.5)	8.1	39.4	(29.4)	10.0
Trade names	35.7	(19.8)	15.9	35.7	(17.1)	18.6
	75.3	(51.3)	24.0	75.1	(46.5)	28.6
Total other intangible assets	$17,895.6	$(10,197.8)	$7,697.8	$17,880.9	$(9,244.0)	$8,636.9
(1)
Changes in the gross carrying amount of PBM customer contracts, trade names, and miscellaneous intangible assets represent the acquisition of myMatrixx Holdings, Inc. in May 2017. The acquisition is not material to our consolidated financial statements.

(2)	Changes in the gross carrying amount of PBM customer contracts and miscellaneous intangible assets and related accumulated amortization also reflect the write-off of fully depreciated assets.

Following is a summary of our goodwill and other intangible assets for our two reportable segments, PBM and Other Business Operations.

	December 31, 2016			December 31, 2015
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM	$29,287.2	$(106.8)	$29,180.4	$29,286.7	$(106.8)	$29,179.9
Other Business Operations	97.4	—	97.4	97.4	—	97.4
	$29,384.6	$(106.8)	$29,277.8	$29,384.1	$(106.8)	$29,277.3
Other intangible assets
PBM
Customer contracts	$17,570.5	$(9,083.4)	$8,487.1	$17,570.3	$(7,290.0)	$10,280.3
Trade names	226.6	(105.9)	120.7	226.6	(83.6)	143.0
Miscellaneous	8.7	(8.2)	0.5	8.7	(6.5)	2.2
	17,805.8	(9,197.5)	8,608.3	17,805.6	(7,380.1)	10,425.5
Other Business Operations
Customer relationships	39.4	(29.4)	10.0	120.1	(98.1)	22.0
Trade names	35.7	(17.1)	18.6	35.7	(13.5)	22.2
	75.1	(46.5)	28.6	155.8	(111.6)	44.2
Total other intangible assets	$17,880.9	$(9,244.0)	$8,636.9	$17,961.4	$(7,491.7)	$10,469.7

Summary of Change in Net Carrying Value of Goodwill by Business Segment
Following is a summary of the change in the net carrying value of goodwill by reportable segment:

(in millions)	PBM	Other Business Operations	Total
Balance at December 31, 2016	$29,180.4	$97.4	$29,277.8
Acquisitions(1)	145.4	—	145.4
Foreign currency translation	1.6	—	1.6
Balance at September 30, 2017	$29,327.4	$97.4	$29,424.8
(1)	Represents the acquisition of myMatrixx Holdings Inc. in May 2017. The acquisition is not material to our consolidated financial statements.

Following is a summary of the change in the net carrying value of goodwill by reportable segment:

(in millions)	PBM	Other Business Operations	Total
Balance at December 31, 2014	$29,183.5	$97.4	$29,280.9
Foreign currency translation	(3.6)	—	(3.6)
Balance at December 31, 2015	$29,179.9	$97.4	$29,277.3
Foreign currency translation	0.5	—	0.5
Balance at December 31, 2016	$29,180.4	$97.4	$29,277.8

Schedule of Future Amortization Expense
Following is a summary of the expected aggregate amortization of other intangible assets as of December 31, 2016 (in millions):

Year Ended December 31,	Future Amortization
2017	$1,446.0
2018	1,436.0
2019	1,411.0
2020	762.0
2021	760.0